Other disclosures	12 Months Ended
Dec. 31, 2020
Other disclosures
Other disclosures	Other disclosures
a) Residual maturity periods and interest rates
The detail, by maturity, of the balances of certain items in the consolidated balance sheet and the interest rate of the outstanding balances at year-end is presented below:

	31 December 2020
	EUR million
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total	Interest rate
Assets
Cash, cash balances at Central Banks and other deposits on demand	153,839	—	—	—	—	—	—	153,839	(0.06)%
Financial assets at fair value through other comprehensive income	—	6,664	4,420	7,738	19,923	21,302	58,123	118,170
Debt instruments	—	6,664	4,244	7,019	18,365	19,969	52,642	108,903	2.96%
Loans and advances	—	—	176	719	1,558	1,333	5,481	9,267
Customers	—	—	176	719	1,558	1,333	5,481	9,267	2.05%
Financial assets at amortized cost	51,513	57,047	60,288	109,561	150,399	120,376	409,194	958,378
Debt instruments	—	2,857	1,327	5,760	3,059	5,257	7,818	26,078	2.53%
Loans and advances	51,513	54,190	58,961	103,801	147,340	115,119	401,376	932,300
Central banks	—	10,762	—	—	673	—	1,064	12,499	2.32%
Credits institutions	21,337	4,405	4,545	3,910	3,207	34	400	37,838	2.14%
Customers	30,176	39,023	54,416	99,891	143,460	115,085	399,912	881,963	3.67%
	205,352	63,711	64,708	117,299	170,322	141,678	467,317	1,230,387	3.04%
Liabilities
Financial liabilities at amortized cost	640,613	84,875	90,394	93,296	175,238	80,041	83,731	1,248,188
Deposits	632,305	64,630	67,707	61,142	109,856	32,464	22,287	990,391
Central banks	150	5,204	5,295	3,216	83,112	15,827	—	112,804	(0.44)%
Credit institutions	14,370	7,158	15,227	9,940	5,618	5,934	4,373	62,620	1.62%
Customer deposits	617,785	52,268	47,185	47,986	21,126	10,703	17,914	814,967	0.64%
Marketable debt securities* **	—	14,981	18,276	30,994	59,526	47,143	59,909	230,829	1.94%
Other financial liabilities	8,308	5,264	4,411	1,160	5,856	434	1,535	26,968
	640,613	84,875	90,394	93,296	175,238	80,041	83,731	1,248,188	0.82%
Difference (assets less liabilities)	(435,261)	(21,164)	(25,686)	24,003	(4,916)	61,637	383,586	(17,801)
*Includes promissory notes, certificates of deposit and other short-term debt issues.
**See breakdown by type of debt (subordinated debt, senior unsecured debt, senior secured debt, notes and other securities) (see note 22).
Grupo Santander’s net borrowing position with the European Central Bank (ECB) was EUR 13,494 million at 31 December 2020, mainly because in last period the Group borrowed funds under the ECB's targeted longer-term refinancing operations (LTRO, TLTRO) programme. (see note 20).
Grupo Santander has accounted as "On demand", those financial liabilities assumed, in which the counterparty may require the payments.
In addition, when Grupo Santander is committed to have amounts available in different maturity periods, these amounts have been accounted for in the first year, in which they may be required.
Additionally, for issued financial guarantee contracts, the Group has recorded the maximum amount of the financial guarantee issued, in the first year in which the guarantee could be executed.

	31 December 2019
	EUR million
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total	Interest rate
Assets
Cash, cash balances at Central Banks and other deposits on demand	101,067	—	—	—	—	—	—	101,067	0.37%
Financial assets at fair value through other comprehensive income	—	6,933	2,704	7,689	19,101	17,989	68,429	122,845
Debt instruments	—	6,879	2,699	7,554	17,489	17,063	66,721	118,405	3.07%
Loans and advances	—	54	5	135	1,612	926	1,708	4,440
Customers	—	54	5	135	1,612	926	1,708	4,440	1.84%
Financial assets at amortized cost	51,702	73,890	76,229	116,511	150,365	103,584	423,201	995,482
Debt instruments	—	1,563	1,847	3,073	2,549	3,642	17,115	29,789	3.23%
Loans and advances	51,702	72,327	74,382	113,438	147,816	99,942	406,086	965,693
Central banks	—	17,086	—	—	—	—	1,388	18,474	4.78%
Credits institutions	17,665	6,223	4,602	7,435	3,963	428	627	40,943	1.04%
Customers	34,037	49,018	69,780	106,003	143,853	99,514	404,071	906,276	4.85%
	152,769	80,823	78,933	124,200	169,466	121,573	491,630	1,219,394	4.12%
Liabilities
Financial liabilities at amortized cost	619,003	99,203	88,546	159,120	134,799	61,282	68,792	1,230,745
Deposits	607,051	76,101	61,627	111,190	64,781	14,224	7,443	942,417
Central banks	99	462	64	33,229	28,424	190	—	62,468	(0.12)%
Credit institutions	23,526	14,494	18,922	14,245	9,327	5,668	4,319	90,501	2.97%
Customer deposits	583,426	61,145	42,641	63,716	27,030	8,366	3,124	789,448	0.91%
Marketable debt securities*	—	16,008	22,569	47,808	65,545	46,577	59,712	258,219	2.38%
Other financial liabilities	11,952	7,094	4,350	122	4,473	481	1,637	30,109
	619,003	99,203	88,546	159,120	134,799	61,282	68,792	1,230,745	1.29%
Difference (assets less liabilities)	(466,234)	(18,380)	(9,613)	(34,920)	34,667	60,291	422,838	(11,351)
*Includes promissory notes, certificates of deposit and other short-term debt issues.

	31 December 2018
	EUR million
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total	Average interest rate
Assets
Cash, cash balances at Central Banks and other deposits on demand	113,663	—	—	—	—	—	—	113,663	0.11%
Financial assets at fair value through other comprehensive income	1,886	6,023	3,329	12,873	19,432	10,705	64,172	118,420
Debt instruments	487	6,022	3,328	12,830	19,415	10,661	64,076	116,819	3.11%
Loans and advances	1,399	1	1	43	17	44	96	1,601
Customers	1,399	1	1	43	17	44	96	1,601	1.41%
Financial assets at amortized cost	46,247	56,818	71,627	102,036	134,697	107,921	426,753	946,099
Debt instruments	16	1,534	1,319	6,646	2,474	1,783	23,924	37,696	3.30%
Loans and advances	46,231	55,284	70,308	95,390	132,223	106,138	402,829	908,403
Central banks	—	23	—	4	—	—	15,574	15,601	6.07%
Credit institutions	10,092	5,389	6,711	6,003	5,314	947	1,024	35,480	1.66%
Customers	36,139	49,872	63,597	89,383	126,909	105,191	386,231	857,322	4.96%
	161,796	62,841	74,956	114,909	154,129	118,626	490,925	1,178,182	4.17%
Liabilities
Financial liabilities at amortized cost	545,284	87,782	93,293	127,522	182,670	56,927	78,152	1,171,630
Deposits	536,134	74,440	67,406	91,958	107,459	18,833	6,871	903,101
Central banks	304	2,130	2,629	507	64,433	2,520	—	72,523	(0.22)%
Credit institutions	15,341	13,413	24,724	16,384	8,759	6,412	4,646	89,679	2.19%
Customer deposits	520,489	58,897	40,053	75,067	34,267	9,901	2,225	740,899	0.90%
Marketable debt securities*	237	11,347	18,817	33,536	71,805	37,919	70,653	244,314	2.59%
Other financial liabilities	8,913	1,995	7,070	2,028	3,406	175	628	24,215
	545,284	87,782	93,293	127,522	182,670	56,927	78,152	1,171,630	1.27%
Difference (assets less liabilities)	(383,488)	(24,941)	(18,337)	(12,613)	(28,541)	61,699	412,773	6,552
*Includes promissory notes, certificates of deposit and other short-term debt issues.
The detail of the undiscounted contractual maturities of the existing financial liabilities at amortised cost at 31 December 2020, 2019 and 2018 is as follows:

	31 December 2020
	EUR million
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Financial liabilities at amortized cost
Deposits	629,043	62,872	67,567	60,465	108,326	32,260	22,228	982,761
Central banks	150	5,204	5,293	3,217	82,803	15,827	—	112,494
Credit institutions	14,334	7,158	15,209	9,606	5,031	5,903	4,333	61,574
Customer	614,559	50,510	47,065	47,642	20,492	10,530	17,895	808,693
Marketable debt securities	—	15,298	19,009	31,103	58,645	46,118	56,730	226,903
Other financial liabilities	8,308	5,264	4,411	1,160	5,856	434	1,535	26,968
	637,351	83,434	90,987	92,728	172,827	78,812	80,493	1,236,632

	31 December 2019
	EUR million
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Financial liabilities at amortized cost
Deposits	603,126	75,899	61,107	109,747	63,013	14,027	7,228	934,147
Central banks	99	454	41	32,805	28,255	190	—	61,844
Credit institutions	23,348	14,491	18,810	14,134	8,519	5,478	4,113	88,893
Customer	579,679	60,954	42,256	62,808	26,239	8,359	3,115	783,410
Marketable debt securities	—	16,252	22,912	48,030	64,650	45,830	58,215	255,889
Other financial liabilities	11,952	7,094	4,350	122	4,473	481	1,637	30,109
	615,078	99,245	88,369	157,899	132,136	60,338	67,080	1,220,145
.

	31 December 2018
	EUR million
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Financial liabilities at amortized cost
Deposits	532,915	74,320	67,169	91,766	106,935	18,439	6,540	898,084
Central banks	304	2,126	2,624	896	64,424	2,520	—	72,894
Credit institutions	15,257	13,413	24,698	16,288	8,552	6,085	4,427	88,720
Customer	517,354	58,781	39,847	74,582	33,959	9,834	2,113	736,470
Marketable debt securities	296	11,243	17,359	33,443	71,431	37,409	69,352	240,533
Other financial liabilities	8,913	1,995	7,070	2,028	3,406	175	628	24,215
	542,124	87,558	91,598	127,237	181,772	56,023	76,520	1,162,832
Below is a breakdown of contractual maturities for the rest of financial assets and liabilities as of 31 December 2020, 2019 and 2018:

	31 December 2020
	EUR million
	Within 1 months	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL ASSETS
Financial assets held for trading	5,760	6,734	27,753	22,473	18,014	34,211	114,945
Derivatives	4,288	5,268	10,044	15,526	13,681	18,330	67,137
Equity instruments	—	—	—	—	—	9,615	9,615
Debt instruments	1,472	1,466	17,709	6,947	4,310	5,990	37,894
Loans and advances	—	—	—	—	23	276	299
Credits institutions	—	—	—	—	3	—	3
Customers	—	—	—	—	20	276	296
Financial assets designated at fair value through profit or loss	12,500	14,834	7,205	3,680	3,933	6,565	48,717
Debt instruments	181	78	162	407	719	1,432	2,979
Loans and advances	12,319	14,756	7,043	3,273	3,214	5,133	45,738
Central banks	343	9,138	—	—	—	—	9,481
Credit institutions	6,935	1,514	2,728	590	12	357	12,136
Customers	5,041	4,104	4,315	2,683	3,202	4,776	24,121
Non-trading financial assets mandatorily at fair value through profit or loss	275	—	—	—	69	4,142	4,486
Equity instruments	—	—	—	—	—	3,234	3,234
Debt instruments	85	—	—	—	—	615	700
Loans and advances	190	—	—	—	69	293	552
Central banks	—	—	—	—	—	—	—
Credits institutions	—	—	—	—	—	—	—
Customers	190	—	—	—	69	293	552
Financial assets at fair value through other comprehensive income	—	—	—	—	—	2,783	2,783
Equity instruments	—	—	—	—	—	2,783	2,783
Hedging derivatives	1,534	469	1,293	1,107	1,083	2,839	8,325
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	173	8	132	205	381	1,081	1,980
TOTAL FINANCIAL ASSETS	20,242	22,045	36,383	27,465	23,480	51,621	181,236

	31 December 2020
	EUR million
	Within 1 months	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES
Financial liabilities held for trading	16,754	3,727	6,286	17,635	16,036	20,729	81,167
Derivatives	1,132	3,206	5,800	17,566	16,036	20,729	64,469
Shorts positions	15,622	521	486	69	—	—	16,698
Deposits	—	—	—	—	—	—	—
Central banks	—	—	—	—	—	—	—
Credits institutions	—	—	—	—	—	—	—
Customers	—	—	—	—	—	—	—
Marketable debt securities	—	—	—	—	—	—	—
Other financial liabilities	—	—	—	—	—	—	—
Financial liabilities designated at fair value through profit or loss	13,468	1,732	2,228	2,893	1,121	26,596	48,038
Deposits	13,459	1,709	1,954	2,497	518	23,461	43,598
Central banks	841	866	783	—	—	—	2,490
Credits institutions	3,673	112	935	1,493	171	381	6,765
Customers	8,945	731	236	1,004	347	23,080	34,343
Marketable debt securities*	9	23	274	396	603	3,135	4,440
Other financial liabilities	—	—	—	—	—	—	—
Hedging derivatives	2,619	200	588	748	641	2,073	6,869
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	3	6	40	74	64	99	286
TOTAL FINANCIAL LIABILITIES	32,844	5,665	9,142	21,350	17,862	49,497	136,360
*Includes promissory notes, certificates of deposit and other short-term debt issues (see note 22).

	31 December 2020
	EUR million
	Within 1 months	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Memorandum items
Loans commitment granted	104,725	9,496	28,207	47,876	40,458	10,468	241,230
Financial guarantees granted	1,809	852	3,732	4,134	1,169	681	12,377
Other commitments granted	39,205	4,529	10,497	5,101	3,207	1,999	64,538
MEMORANDUM ITEMS	145,739	14,877	42,436	57,111	44,834	13,148	318,145
In the Group’s experience, no outflows of cash or other financial assets take place prior to the contractual maturity date that might affect the information broken down above.

	31 December 2019
	EUR million
	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL ASSETS
Financial assets held for trading	4,864	3,522	19,740	21,603	18,083	40,418	108,230
Derivatives	3,329	2,233	6,552	15,855	14,925	20,503	63,397
Equity instruments	—	—	—	—	—	12,437	12,437
Debt instruments	1,531	1,289	13,188	5,748	3,141	7,144	32,041
Loans and advances	4	—	—	—	17	334	355
Credits institutions	—	—	—	—	—	—	—
Customers	4	—	—	—	17	334	355
Financial assets designated at fair value through profit or loss	24,110	13,167	7,602	5,175	3,878	8,137	62,069
Debt instruments	457	10	81	652	381	1,605	3,186
Loans and advances	23,653	13,157	7,521	4,523	3,497	6,532	58,883
Central banks	1,744	4,729	—	—	—	—	6,473
Credit institutions	13,186	4,946	1,534	1,015	9	959	21,649
Customers	8,723	3,482	5,987	3,508	3,488	5,573	30,761
Non-trading financial assets mandatorily at fair value through profit or loss	272	—	4	11	117	4,507	4,911
Equity instruments	—	—	—	—	—	3,350	3,350
Debt instruments	—	—	—	11	117	1,047	1,175
Loans and advances	272	—	4	—	—	110	386
Central banks	—	—	—	—	—	—	—
Credits institutions	—	—	—	—	—	—	—
Customers	272	—	4	—	—	110	386
Financial assets at fair value through other comprehensive income	—	—	—	—	—	2,863	2,863
Equity instruments	—	—	—	—	—	2,863	2,863
Hedging derivatives	807	86	601	1,646	904	3,172	7,216
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	267	1	24	112	265	1,033	1,702
TOTAL FINANCIAL ASSETS	30,320	16,776	27,971	28,547	23,247	60,130	186,991

	31 December 2019
	EUR million
	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES
Financial liabilities held for trading	10,851	3,427	7,130	17,244	16,905	21,582	77,139
Derivatives	2,672	1,973	6,591	16,965	16,023	18,792	63,016
Shorts positions	8,179	1,454	539	279	882	2,790	14,123
Deposits	—	—	—	—	—	—	—
Central banks	—	—	—	—	—	—	—
Credits institutions	—	—	—	—	—	—	—
Customers	—	—	—	—	—	—	—
Marketable debt securities	—	—	—	—	—	—	—
Other financial liabilities	—	—	—	—	—	—	—
Financial liabilities designated at fair value through profit or loss	21,929	2,259	5,307	3,565	1,450	26,485	60,995
Deposits	21,904	2,225	4,909	2,429	780	24,864	57,111
Central banks	8,831	1,228	2,795	—	—	—	12,854
Credits institutions	4,133	521	1,857	2,132	11	686	9,340
Customers	8,940	476	257	297	769	24,178	34,917
Marketable debt securities	14	34	398	1,021	670	1,621	3,758
Other financial liabilities	11	—	—	115	—	—	126
Hedging derivatives	1,997	337	848	678	528	1,660	6,048
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	3	6	26	53	59	122	269
TOTAL FINANCIAL LIABILITIES	34,780	6,029	13,311	21,540	18,942	49,849	144,451

	31 December 2019
	EUR million
	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Memorandum items
Loans commitment granted	98,630	16,529	30,370	37,097	48,072	10,481	241,179
Financial guarantees granted	2,176	1,791	5,626	1,933	1,364	760	13,650
Other commitments granted	44,950	3,052	9,957	4,606	4,132	2,198	68,895
MEMORANDUM ITEMS	145,756	21,372	45,953	43,636	53,568	13,439	323,724

	31 December 2018
	EUR million
	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL ASSETS
Financial assets held for trading	4,512	3,564	6,793	22,084	19,350	36,576	92,879
Derivatives	2,691	3,165	899	15,189	14,098	19,897	55,939
Equity instruments	—	—	—	—	—	8,938	8,938
Debt instruments	1,821	399	5,894	6,895	5,252	7,539	27,800
Loans and advances	—	—	—	—	—	202	202
Credits institutions	—	—	—	—	—	—	—
Customers	—	—	—	—	—	202	202
Financial assets designated at fair value through profit or loss	21,598	13,045	5,625	5,215	4,065	7,912	57,460
Debt instruments	604	7	304	727	348	1,232	3,222
Loans and advances	20,994	13,038	5,321	4,488	3,717	6,680	54,238
Central banks	1,211	5,433	2,582	—	—	—	9,226
Credit institutions	14,587	4,131	778	1,327	579	1,695	23,097
Customers	5,196	3,474	1,961	3,161	3,138	4,985	21,915
Non-trading financial assets mandatorily at fair value through profit or loss	3,215	346	17	125	2	7,025	10,730
Equity instruments	—	—	—	—	—	3,260	3,260
Debt instruments	1,876	20	—	—	2	3,689	5,587
Loans and advances	1,339	326	17	125	—	76	1,883
Central banks	—	—	—	—	—	—	—
Credits institutions	2	—	—	—	—	—	2
Customers	1,337	326	17	125	—	76	1,881
Financial assets at fair value through other comprehensive income	—	—	—	—	—	2,671	2,671
Equity instruments	—	—	—	—	—	2,671	2,671
Hedging derivatives	609	166	474	2,167	957	4,234	8,607
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	106	7	20	28	59	868	1,088
TOTAL FINANCIAL ASSETS	30,040	17,128	12,929	29,619	24,433	59,286	173,435

	31 December 2018
	EUR million
	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES
Financial liabilities held for trading	10,473	3,351	1,104	16,123	16,457	22,835	70,343
Derivatives	2,897	2,874	822	14,323	14,956	19,469	55,341
Shorts positions	7,576	477	282	1,800	1,501	3,366	15,002
Deposits	—	—	—	—	—	—	—
Central banks	—	—	—	—	—	—	—
Credits institutions	—	—	—	—	—	—	—
Customers	—	—	—	—	—	—	—
Marketable debt securities	—	—	—	—	—	—	—
Other financial liabilities	—	—	—	—	—	—	—
Financial liabilities designated at fair value through profit or loss	29,574	7,017	864	1,497	999	28,107	68,058
Deposits	29,522	6,947	627	531	455	27,222	65,304
Central banks	9,804	4,940	72	—	—	—	14,816
Credits institutions	8,809	949	271	188	229	445	10,891
Customers	10,909	1,058	284	343	226	26,777	39,597
Marketable debt securities	13	70	237	556	544	885	2,305
Other financial liabilities	39	—	—	410	—	—	449
Hedging derivatives	485	144	321	362	651	4,400	6,363
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	3	5	23	64	60	148	303
TOTAL FINANCIAL LIABILITIES	40,535	10,517	2,312	18,046	18,167	55,490	145,067

	31 December 2018
	EUR million
	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Memorandum items
Loans commitment granted	71,860	12,436	22,749	35,632	43,205	32,201	218,083
Financial guarantees granted	2,100	1,737	4,437	1,728	1,029	692	11,723
Other commitments granted	58,431	1,486	6,174	2,650	3,503	2,145	74,389
MEMORANDUM ITEMS	132,391	15,659	33,360	40,010	47,737	35,038	304,195
b) Equivalent euro value of assets and liabilities
The detail of the main foreign currency balances in the consolidated balance sheet, based on the nature of the related items, is as follows:

Equivalent value in EUR million
	2020		2019		2018
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Cash, cash balances at central banks and other deposits on demand	76,882	—	65,205	—	61,372	—
Financial assets/liabilities held for trading	66,448	50,494	60,526	45,262	56,217	40,989
Non-trading financial assets mandatorily at fair value through profit or loss	2,248	—	2,611	—	8,231	—
Other financial assets/liabilities at fair value through profit or loss	24,015	18,347	25,938	29,593	32,244	35,997
Financial assets at fair value through other comprehensive income	79,688	—	76,402	—	67,926	—
Financial assets at amortized cost	610,152	—	656,564	—	598,629	—
Investments	1,671	—	1,355	—	1,189	—
Tangible assets	21,617	—	24,662	—	19,903	—
Intangible assets	9,609	—	21,942	—	23,016	—
Financial liabilities at amortized cost	—	726,516	—	752,188	—	694,362
Liabilities under insurance contracts	—	13	—	13	—	29
Other	26,433	22,801	25,410	23,428	24,506	20,567
	918,763	818,171	960,615	850,484	893,233	791,944
c) Fair value of financial assets and liabilities not measured at fair value
The financial assets owned by the Group are measured at fair value in the accompanying consolidated balance sheet, except for cash, cash balances at central banks and other deposits on demand, loans and advances at amortised cost.
Similarly, the Group’s financial liabilities -except for financial liabilities held for trading, those measured at fair value and derivatives other than those having as their underlying equity instruments whose market value cannot be estimated reliably- are measured at amortised cost in the accompanying consolidated balance sheet.
Following is a comparison of the carrying amounts of the Group’s financial instruments measured at other than fair value and their respective fair values at year-end:

i) Financial assets measured at other than fair value

EUR million
	2020					2019					2018
Assets	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
Loans and advances	932,300	940,258	—	65,755	874,503	965,693	975,523	—	82,045	893,478	908,403	914,013	—	88,091	825,922
Debt instruments	26,078	26,532	6,753	11,899	7,880	29,789	30,031	10,907	9,971	9,153	37,696	38,095	20,898	11,246	5,951
	958,378	966,790	6,753	77,654	882,383	995,482	1,005,554	10,907	92,016	902,631	946,099	952,108	20,898	99,337	831,873
ii) Financial liabilities measured at other than fair value

EUR million
	2020					2019					2018
Liabilities*	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
Deposits	990,391	990,807	—	263,517	727,290	942,417	942,397	—	245,143	697,254	903,101	902,680	—	302,414	600,266
Debt instruments	230,829	241,174	91,771	125,031	24,372	258,219	266,784	84,793	149,516	32,475	244,314	247,029	72,945	143,153	30,931
	1,221,220	1,231,981	91,771	388,548	751,662	1,200,636	1,209,181	84,793	394,659	729,729	1,147,415	1,149,709	72,945	445,567	631,197
*At 31 December 2020, the Group had other financial liabilities that amounted to EUR 26,968 million, EUR 30,109 million in 2019 and EUR 24,215 million in 2018.
The main valuation methods and inputs used in the estimates at 31 December 2020 of the fair values of the financial assets and liabilities in the foregoing table were as follows:
•Financial assets at amortised cost: the fair value was estimated using the present value method. The estimates were made considering factors such as the expected maturity of the portfolio, market interest rates, spreads on newly approved transactions or market spreads -when available-.
•Financial liabilities at amortised cost:
i) Deposits: the fair value of short term deposits was taken to be their carrying amount. Factors such as the expected maturity of the transactions and the Group’s current cost of funding in similar transactions are consider for the estimation of long term deposits fair value. It had been used also current rates offered for de posits of similar remaining maturities.
ii) Marketable debt securities and subordinated liabilities: the fair value was calculated based on market prices for these instruments -when available- or by the present value method using market interest rates and spreads, as well as using any significant input which is not observable with market data if applicable.
iii) The fair value of cash, cash balances at central banks and other deposits on demand was taken to be their carrying amount since they are mainly short-term balances.
d) Exposure of the Group to Europe’s peripheral countries
The detail at 31 December 2020, 2019 and 2018, by type of financial instrument, of the Group’s sovereign risk exposure to Europe’s peripheral countries and of the short positions held with them, taking into consideration the criteria established by the European Banking Authority (EBA) (see note 54) is as follows:

Sovereign risk by country of issuer/borrower at 31 December 2020*
	EUR million
	Debt instruments							MtM Derivatives***
	Financial assets held for trading and financial assets designated at fair value through profit or loss	Short positions	Financial assets at fair value through other comprehensive income	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets at amortized cost	Loans and advances to customers**	Total net direct exposure	Direct risk	Indirect risk (CDS)s
Spain	9,765	(5,665)	7,048	—	993	12,104	24,245	546	—
Portugal	202	(582)	4,148	—	631	4,331	8,730	—	—
Italy	556	(307)	2,468	—	1,277	21	4,015	1	(1)
Ireland	—	—	—	—	—	—	—	—	—
*Information prepared under EBA standards. Also, there are government debt instruments on insurance companies balance sheets amounting to EUR 14,241 million (of which EUR 12,571 million, EUR 1,281 million, EUR 387 million and EUR 2 million relate to Spain, Portugal, Italy and Ireland, respectively) and off-balance-sheet exposure other than derivatives – contingent liabilities and commitments– amounting to EUR 6,134 million (of which EUR 5,509 million, EUR 345 million and EUR 280 million to Spain, Portugal and Italy, respectively).
**Presented without taking into account the valuation adjustments recognised (EUR 23 million).
***Other than CDS refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. CDS refers to the exposure to CDS based on the location of the underlying.

Sovereign risk by country of issuer/borrower at 31 December 2019*
	EUR million
	Debt instruments							MtM Derivatives***
	Financial assets held for trading and financial assets designated at fair value through profit or loss	Short positions	Financial assets at fair value through other comprehensive income	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets at amortized cost	Loans and advances to customers**	Total net direct exposure	Direct risk	Indirect risk (CDS)
Spain	9,090	(3,886)	19,961	—	208	9,993	35,366	474	—
Portugal	31	(777)	5,450	—	577	3,408	8,689	—	—
Italy	1,095	(452)	1,631	—	442	19	2,735	5	(5)
Ireland	—	—	—	—	—	—	—	—	—
*Information prepared under EBA standards. Also, there are government debt securities on insurance companies' balance sheets amounting to EUR 14,517 million (of which EUR 12,756 million, EUR 1,306 million, EUR 453 million and EUR 2 million relate to Spain, Portugal, Italy and Ireland, respectively) and off-balance-sheet exposure other than derivatives – contingent liabilities and commitments– amounting to EUR 6,299 million (of which EUR 5,808 million, EUR 224 million and EUR 267 million to Spain, Portugal and Italy, respectively).
**Presented without taking into account the valuation adjustments recognised (EUR 17 million).
***Other than CDS refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. CDS refers to the exposure to CDS based on the location of the underlying.

Sovereign risk by country of issuer/borrower at 31 December 2018*
	EUR million
	Debt instruments							MtM Derivatives***
	Financial assets held for trading and financial assets designated at fair value through profit or loss	Short positions	Financial assets at fair value through other comprehensive income	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets at amortized cost	Loans and advances to customers**	Total net direct exposure	Direct risk	Indirect risk (CDS)
Spain	3,601	(2,458)	27,078	—	7,804	13,615	49,640	407	—
Portugal	72	(115)	4,794	—	277	3,725	8,753	—	—
Italy	477	(681)	—	—	385	80	261	87	—
Ireland	—	—	—	—	—	—	—	2	—
*Information prepared under EBA standards. Also, there are government debt securities on insurance companies’ balance sheets amounting to EUR 13,364 million (of which EUR 11,529 million, EUR 1,415 million and EUR 418 million and EUR 2 million relate to Spain, Portugal, Italy and Ireland, respectively) and off-balance-sheet exposure other than derivatives – contingent liabilities and commitments– amounting to EUR 5,622 million (EUR 4,870 million, EUR 366 million and EUR 386 million to Spain, Portugal and Italy, respectively).
**Presented without taking into account the Other comprehensive income recognised (EUR 34 million).
**Other than CDS refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. CDS refers to the exposure to CDS based on the location of the underlying.
The detail of the Group's other exposure to other counterparties (private sector, central banks and other public entities that are not considered to be sovereign risks) in the aforementioned countries at 31 December 2020, 2019 and 2018 is as follows:

Exposure to other counterparties by country of issuer/borrower at 31 December 2020***
	Million euros
			Debt instruments						MtM Derivatives**
	Balances with central banks	Reverse repurchase agreements	Financial assets held for trading and financial assets designated at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets at amortized cost	Loans and advances to customers*	Total net direct exposure	Other than CDS	CDS
Spain	62,023	3,837	619	943	2	24	203,226	270,674	2,581	(4)
Portugal	3,937	—	140	22	—	2,933	34,935	41,967	685	—
Italy	10	7,098	425	493	—	129	13,437	21,592	1,001	(4)
Greece	—	—	—	—	—	—	14	14	—	—
Ireland	—	—	22	2,337	556	9	10,523	13,447	153	—
*Also, the Group has off-balance-sheet exposure other than derivatives -contingent liabilities and commitments- amounting to EUR 76,377 million, EUR 8,591 million, EUR 4,173 million, EUR 200 million and EUR 797 million to counterparties in Spain, Portugal, Italy, Greece and Ireland, respectively.
**Presented without taking into account valuation adjustments or impairment corrections (EUR 8,129 million).
***Other than CDS refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. 'CDS' refers to the exposure to CDS based on the location of the underlying.

Exposure to other counterparties by country of issuer/borrower at 31 December 2019***
	EUR million
			Debt instruments						MtM Derivatives**
	Balances with central banks	Reverse repurchase agreements	Financial assets held for trading and financial assets designated at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets at amortized cost	Loans and advances to customers*	Total net direct exposure	Other than CDS	CDS
Spain	21,696	7,627	656	1,195	321	1,501	194,817	227,813	2,417	2
Portugal	2,814	409	190	32	—	2,956	33,403	39,804	931	—
Italy	182	6,243	625	606	—	153	12,284	20,093	512	—
Greece	—	—	—	—	—	—	12	12	—	—
Ireland	—	—	55	1,718	592	22	11,875	14,262	232	—
*Also, the Group has off-balance-sheet exposure other than derivatives -contingent liabilities and commitments- amounting to EUR 77,468 million, EUR 7,749 million, EUR 4,948 million, EUR 201 million and EUR 996 million to counterparties in Spain, Portugal, Italy, Greece and Ireland, respectively.
**Presented without taking into account valuation adjustments or impairment corrections (EUR 7,322 million).
***Other than CDS refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. 'CDS' refers to the exposure to CDS based on the location of the underlying.

Exposure to other counterparties by country of issuer/borrower at 31 December 2018*
	EUR million
			Debt instruments						Derivatives***
	Balances with central banks	Reverse repurchase agreements	Financial assets held for trading and financial assets designated at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets at amortized cost	Loans and advances to customers	Total net direct exposure****	Other than CDS	CDS
Spain	42,655	8,117	412	1,760	320	2,662	202,149	258,075	3,880	(6)
Portugal	1,369	—	11	90	—	3,821	33,596	38,887	1,132	—
Italy	51	6,296	84	635	—	—	10,830	17,896	253	—
Greece	—	—	—	—	—	—	80	80	28	—
Ireland	—	—	21	1,093	16	25	10,633	11,788	127	—
*Also, the Group has off-balance-sheet exposure other than derivatives -contingent liabilities and commitments- amounting to EUR 76,691 million, EUR 8,158 million, EUR 5,193 million, EUR 200 million and EUR 850 million to counterparties in Spain, Portugal, Italy, Greece and Ireland, respectively.
**Presented excluding Other comprehensive income and impairment losses recognised (EUR 9,385 million).
***Other than CDS refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. 'CDS' refers to the exposure to CDS based on the location of the underlying.
Following is certain information on the notional amount of the CDS at 31 December 2020, 2019 and 2018 detailed in the foregoing tables:

2020
EUR million
		Notional amount			Fair value
		Bought	Sold	Net	Bought	Sold	Net
Spain	Sovereign	—	—	—	—	—	—
	Other	546	273	273	(13)	9	(4)
Portugal	Sovereign	—	—	—	—	—	—
	Other	52	—	52	—	—	—
Italy	Sovereign	326	206	120	(3)	2	(1)
	Other	220	11	209	(4)	—	(4)

2019
EUR million
		Notional amount			Fair value
		Bought	Sold	Net	Bought	Sold	Net
Spain	Sovereign	—	—	—	—	—	—
	Other	127	340	(213)	(2)	4	2
Portugal	Sovereign	27	27	—	—	—	—
	Other	—	—	—	—	—	—
Italy	Sovereign	314	9	305	(5)	—	(5)
	Other	60	60	—	(2)	2	—

2018
EUR million
		Notional amount			Fair value
		Bought	Sold	Net	Bought	Sold	Net
Spain	Sovereign	—	—	—	—	—	—
	Other	151	382	(231)	(2)	(4)	(6)
Portugal	Sovereign	26	26	—	—	—	—
	Other	—	—	—	—	—	—
Italy	Sovereign	—	265	(265)	—	—	—
	Other	205	75	130	(5)	5	—